SHARE CAPITAL AND WARRANTS - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Number of Warrants
Outstanding, Beginning of Year (in shares)	1,172	3,643
Exercised (in shares)	(536)	(2,471)
Expired (in shares)	636	0
Outstanding, End of Period (in shares)	0	1,172
Amount
Outstanding, Beginning of Year	$ 4	$ 12
Exercised	(2)	(8)
Expired	(2)	0
Outstanding, End of Period	$ 0	$ 4